Property, Plant and Equipment	3 Months Ended
Mar. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

8. Property, Plant and Equipment

Property, plant and equipment, net consisted of the following at March 31, 2012 and December 31, 2011:

	Successor
	March 31, 2012	December 31, 2011
Land	$24.2	$24.2
Buildings	45.8	44.9
Machinery and equipment	421.7	417.1
Construction-in-progress	60.8	49.1
Mineral leaseholds	42.0	42.0
Other	36.3	33.1

Total	630.8	610.4
Less accumulated depreciation, depletion and amortization	(72.0)	(55.9)

Net	$558.8	$554.5

Depreciation expense related to property, plant and equipment for the three months ended March 31, 2012, two months ended March 31, 2011 and one month ended January 31, 2011 was $16.1 million, $8.8 million, and $3.8 million, respectively.